Revenue (Details) - Summary Of Reconciliation Of Contract Assets And Contract Liabilities $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Contract assets [member]
Revenue (Details) - Summary Of Reconciliation Of Contract Assets And Contract Liabilities [Line Items]
Beginning balance assets	$ 28,656
Contract asset additions	(83)
Amounts transferred to trade receivables	(1,232)
Foreign currency adjustment	100
Ending balance assets	27,441
Contract liabilities [Member]
Revenue (Details) - Summary Of Reconciliation Of Contract Assets And Contract Liabilities [Line Items]
Beginning balance liabilities	93,932
Amounts transferred to trade receivables	(7,545)
Amounts transferred to other current liabilities	(34,194)
Customer prepayments	60,543
Revenue recognized	2,377
Foreign currency adjustment	1,252
Ending balance liabilities	$ 116,365